Intangible Assets - Summary of Goodwill Allocated to Cash-Generating Units (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Goodwill [line items]
Goodwill	S/ 93,288	S/ 116,804	S/ 144,520
Engineering and construction [member]
Disclosure Of Goodwill [line items]
Goodwill	71,621	75,051	98,587
Electromechanical [member]
Disclosure Of Goodwill [line items]
Goodwill	20,737	20,737	20,737
Mining and construction services [member]
Disclosure Of Goodwill [line items]
Goodwill		13,366	13,366
IT equipment and services [member]
Disclosure Of Goodwill [line items]
Goodwill	S/ 930	930	5,102
Telecommunications services [member]
Disclosure Of Goodwill [line items]
Goodwill		S/ 6,720	S/ 6,728